Quarterly Holdings Report
for
Fidelity® Nordic Fund
July 31, 2024
NOR-NPRT3-0924
1.804855.120
Common Stocks - 96.5%
	Shares	Value ($)
Denmark - 33.0%
Better Collective A/S (a)	45,100	1,033,882
Carlsberg A/S Series B	46,500	5,615,200
Demant A/S (a)	61,100	2,339,299
DSV A/S	28,600	5,242,684
Genmab A/S (a)	21,600	6,101,387
Novo Nordisk A/S Series B	582,900	77,230,109
Pandora A/S	29,000	4,546,364
Tryg A/S	313,683	6,869,236
Vestas Wind Systems A/S (a)	342,000	8,463,489
TOTAL DENMARK		117,441,650
Finland - 10.2%
Elisa Corp. (A Shares)	138,500	6,448,338
Fortum Corp.	223,600	3,433,854
Nordea Bank Abp	1,509,444	17,696,065
Sampo Oyj (A Shares)	123,900	5,426,654
UPM-Kymmene Corp.	96,400	3,185,161
TOTAL FINLAND		36,190,072
Norway - 10.0%
DNB Bank ASA	350,700	7,248,259
Equinor ASA	305,000	8,076,460
Kongsberg Gruppen ASA	67,100	6,740,381
Mowi ASA	223,100	3,766,522
Nordic VLSI ASA (a)	183,000	2,264,312
Norsk Hydro ASA	983,300	5,454,224
Selvaag Bolig ASA	321,200	1,109,860
TGS ASA	79,300	971,753
TOTAL NORWAY		35,631,771
Sweden - 43.3%
Alfa Laval AB	199,100	8,793,775
ASSA ABLOY AB (B Shares)	349,400	10,640,735
Atlas Copco AB (B Shares)	1,112,400	17,403,972
Autoliv, Inc.	18,000	1,820,520
Axfood AB	23,000	570,425
Beijer Alma AB (B Shares)	116,500	2,382,391
Eltel AB (a)(b)	1,544,681	1,064,482
EQT AB	278,300	9,014,891
Evolution AB (b)	72,000	6,974,588
Fortnox AB	645,900	3,983,046
Haypp Group (a)	385,600	3,600,642
Hemnet Group AB	293,400	10,843,734
HEXPOL AB (B Shares)	304,170	3,399,801
Indutrade AB	298,900	8,775,087
Investor AB (B Shares)	683,500	19,389,618
Lagercrantz Group AB (B Shares)	394,353	6,650,371
Nolato AB (B Shares)	176,800	948,452
Nordnet AB (c)	260,500	5,317,419
Rusta AB	160,300	1,111,407
Saab AB (B Shares)	395,800	9,139,430
Sandvik AB	489,000	10,010,722
Surgical Science Sweden AB (a)(c)	124,000	1,502,932
Svenska Cellulosa AB SCA (B Shares)	293,600	3,991,723
Swedish Logistic Property AB (a)	142,304	504,945
Trelleborg AB (B Shares)	170,200	6,322,187
TOTAL SWEDEN		154,157,295
TOTAL COMMON STOCKS (Cost $235,398,754)		343,420,788

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	11,109,947	11,112,169
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	4,198,054	4,198,474
TOTAL MONEY MARKET FUNDS (Cost $15,310,643)		15,310,643

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $250,709,397)	358,731,431
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,776,490)
NET ASSETS - 100.0%	355,954,941

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,039,070 or 2.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,211,851	60,106,894	58,206,448	336,306	(128)	-	11,112,169	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,656,000	54,416,560	53,874,086	36,248	-	-	4,198,474	0.0%
Total	12,867,851	114,523,454	112,080,534	372,554	(128)	-	15,310,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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